RELATED PARTY TRANSACTIONS - Consulting Agreement (Details) - Related Party - Consulting agreement - Beach Front Property Management Inc - USD ($)		12 Months Ended
	Sep. 28, 2020	Dec. 31, 2023	Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Monthly consulting fee	$ 10,860
Termination period	7 days
Consulting fees		$ 134,070	$ 130,320